Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Components of Long-Term Debt	Long-term debt consists of the following:

As of December 31	2018	2019
(in millions)	€	€

€500 million 0.625% senior notes due 2022, carrying amount	494.5	499.5
€750 million 3.375% senior notes due 2023, carrying amount	816.0	813.3
€1,000 million 1.375% senior notes due 2026, carrying amount	964.6	1,007.0
€750 million 1.625% senior notes due 2027, carrying amount	742.4	778.3
Other	9.0	10.2
Long-term debt	3,026.5	3,108.3
Less: current portion of long-term debt	—	—
Non-current portion of long-term debt	3,026.5	3,108.3

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2019:

(in millions)	€
2020	2.8
2021	2.8
2022	502.8
2023	751.3
2024	—
Thereafter	1,750.0
Long-term debt	3,009.7
Less: current portion of long-term debt	2.8
Non-current portion of long-term debt	3,006.9

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2018	2019
(in millions)	€	€
Amortized cost amount	2,980.0	2,983.2
Fair value interest rate swaps [1]	37.5	114.9
Carrying amount	3,017.5	3,098.1

1.
The fair value of the interest rate swaps excludes accrued interest.
Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2018	2019
(in millions)	€	€

Principal amount	3,000.0	3,000.0
Carrying amount	3,017.5	3,098.1
Fair value [1]	3,119.4	3,247.7

1.
Source: Bloomberg Finance LP.